Goodwill - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Goodwill	¥ 35,343,000,000	¥ 35,343,000,000
Period over which management has projected cash flows	Five years
Pre-tax discount rate	11.00%
For five years ended Dec. 31, 2021 [Member]
Disclosure of information for cash-generating units [Line Items]
Growth rate	1.50%
For the years beyond Dec. 31, 2021 [Member]
Disclosure of information for cash-generating units [Line Items]
Growth rate	1.00%
Operation in Mainland China [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	¥ 35,300,000,000